SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of compensation expense

	Year Ended December 31,
(In thousands)	2022	2021	2020
Research and development	$624	$361	$245
Sales and marketing	174	449	39
General and administrative	6,212	6,960	7,537
Share-based compensation expense	$7,010	$7,770	$7,821

Schedule of weighted-average assumptions used in valuing the stock options

	Year Ended December 31,
	2022	2021	2020
Range of expected volatility	76.64% to 78.51%	75.69% to 81.50%	75.84% to 81.63%
Range of risk free interest rate	1.98% to 2.71%	0.72% to1.38%	0.31% to 1.77%
Weighted average expected option life (in years)	5.53	6.17	6.10
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options	$0.32	$1.0	$1.85

Schedule of stock option plans and of changes in options outstanding under the plans

		Weighted Average	Weighted Average Remaining
	Number of Options	Exercise Price	Contractual Term In Years	Aggregate Intrinsic Value
Outstanding at December 31, 2019	1,826,831	$25.8
Granted	238,067	$27.1
Exercised	(278,949)	$13.9		$1,856,978
Expired	(11,769)	$50.6
Forfeited	(99,563)	$37.8
Outstanding at December 31, 2020	1,674,617	$27.1
Exercised	—	$—		$—
Granted	1,793,951	$14.9
Expired	(38,700)	$45.6
Forfeited	(106,250)	$26.4
Outstanding at December 31, 2021	3,323,618	$20.4
Exercised	—	$—		$—
Granted	199,061	$4.8
Expired	(93,250)	$19.7
Forfeited	(40,050)	$18.6
Outstanding at December 31, 2022	3,389,379	$19.5	6.59	$—
Vested and expected to vest at December 31, 2022	3,376,379	$19.5	6.59	$—
Exercisable at December 31, 2022	1,846,849	$23.3	5.29	$—

Schedule of stock options outstanding

The following summarizes information about share options that are outstanding at December 31, 2022:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average	Number	Average
Range of	Outstanding at	Contractual	Exercise	Exercisable at	Exercise
Exercise Prices	December 31, 2022	Life in Years	Price	December 31, 2022	Price
$4.66 - $8.60	270,043	3.68	$5.83	175,013	$6.46
$8.74 - $13.11	1,047,219	7.68	$11.41	397,719	$11.05
$13.40 - $20.10	1,156,775	6.72	$17.07	442,225	$16.74
$20.30 - $30.45	453,767	6.35	$28.20	441,717	$28.28
$31.10 - $46.65	333,075	5.89	$32.54	261,675	$32.31
$61.80 - $92.70	128,500	5.33	$71.06	128,500	$71.06
	3,389,379	6.59	$19.48	1,846,849	$23.29